Basis of Presentation (Details)	Mar. 31, 2013 Restaurant_concepts	Dec. 31, 2012 Restaurant_concepts	Dec. 31, 2012 Brand	Jun. 14, 2007 restaurant
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of restaurant properties acquired from and leased back to OSI				343
Number of restaurant concepts in portfolio	5	5	5